Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Property and Equipment, Net [Abstract]
Depreciation of property and equipment	$ 10,570	$ 9,765	$ 22,159